Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Deferred Income Tax Assets and Liabilities [Abstract]
Deferred income tax assets and liabilities
14.	Deferred income tax assets and liabilities

The following is the composition of the caption according to the items that originated it:

	As of January 1, 2024	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision	As of December 31, 2024	Effect on profit or loss	Effect on OCI	Additions about IFRS 16	As of December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax assets:
Deferred income tax assets
Impairment of investments in subsidiary	-	7,375	-	-	7,375	10,325	-	-	17,700
Provision of discounts and bonuses to customers	1,864	827	-	-	2,691	1,930	-	-	4,621
Provision for expected credit losses on trade accounts receivable	2,561	730	-	-	3,291	770	-	-	4,061
Provision for vacations	2,215	243	-	-	2,458	269	-	-	2,727
Effect of differences between book and tax bases of inventories	55	808	-	-	863	489	-	-	1,352
Lease liability	441	(297)	-	-	144	(443)	-	1,558	1,259
Effect of differences between book and tax bases of fixed assets	1,276	2	-	-	1,278	(124)	-	-	1,154
Legal claim contingency	461	(148)	-	-	313	-	-	-	313
Estimate for devaluation of spare parts and supplies	422	177	-	-	599	(343)	-	-	256
Others	2,431	417	-	-	2,848	(55)	-	-	2,793
	11,726	10,134	-	-	21,860	12,818	-	1,558	36,236
Deferred income tax liabilities
Right of use assets	(315)	254	-	-	(61)	360	-	(1,558)	(1,259)
Others	17	-	-	-	17	-	-	-	17
	(298)	254	-	-	(44)	360	-	(1,558)	(1,242)
Total deferred income tax liabilities, net	11,428	10,388	-	-	21,816	13,178	-	-	34,994
	As of January 1, 2024	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision	As of December 31, 2024	Effect on profit or loss	Effect on OCI	Quarry rehabilitation provision / Additions about IFRS 16	As of December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax liabilities:
Deferred income tax assets
Project deterioration Salmueras	18,245	192	-	-	18,437	261	-	-	18,698
Impairment of fixed assets	8,928	(322)	-	-	8,606	(365)	-	-	8,241
Financial instrument at fair value with changes in other comprehensive income	6,814	-	109	-	6,923	-	173	-	7,096
Estimate for depreciation of spare parts and supplies	6,683	1,725	-	-	8,408	(1,531)	-	-	6,877
Estimation for impairment of mining assets	7,380	(295)	-	-	7,085	(491)	-	-	6,594
Provision for quarry closure	5,738	(532)	-	439	5,645	235	-	615	6,495
Provision for vacations	4,220	176	-	-	4,396	398	-	-	4,794
Provision for compensation to officials	8,756	(4,645)	-	-	4,111	(415)	-	-	3,696
Lease liability	1,226	708	-	-	1,934	(1,468)	-	2,357	2,823
Provision for expected credit losses on trade accounts receivable	1,107	(69)	-	-	1,038	(937)	-	-	101
Legal claim contingency	210	(169)	-	-	41	-	-	-	41
Others	1,446	1,500	-	-	2,946	(2,357)	-	-	589
	70,753	(1,731)	109	439	69,570	(6,670)	173	2,972	66,045
Deferred income tax liabilities
Effect of the difference between accounting and tax bases of fixed assets and the difference in depreciation rates	(188,410)	4,867	-	(439)	(183,982)	3,616	-	(615)	(180,981)
Right of use assets	(1,197)	(698)	-	-	(1,895)	1,211	-	(2,357)	(3,041)
Effect of costs incurred from bond issuance	(1,980)	392	-	-	(1,588)	392	-	-	(1,196)
Others	(42)	-	-	-	(42)	(17)	-	-	(59)
	(191,629)	4,561	-	(439)	(187,507)	5,202	-	(2,972)	(185,277)
Total deferred income tax liabilities, net	(120,876)	2,830	109	-	(117,937)	(1,468)	173		(119,232)
		13,218	109			11,710	173

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The legal right is defined for each individual determination of the income tax of the Company and its Subsidiaries.

A reconciliation between tax expense and the product of the accounting profit multiplied by Peruvian tax rate for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Profit before income tax	267,975	296,187	245,708
Income tax expense calculated at the statutory income tax rate of 29.5%	(79,053)	(87,375)	(72,484)

Permanent differences
Non-deductible expenses, net	(29,824)	(3,114)	(2,369)
Effect of tax-loss carry forward not recognized	(4,893)	(6,823)	(1,955)
Total income tax	(113,770)	(97,312)	(76,808)

The components of the deferred income tax related to the items recognized in the consolidated statements of profit or loss during the years ended December 31, 2025, 2024 and 2023, are as follow:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Consolidated statement of profit or loss
Current	(125,480)	(110,530)	(100,617)
Deferred	11,710	13,218	23,809

	(113,770)	(97,312)	(76,808)

As of December 31, 2025, 2024 and 2023, the Group had not recognized a deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group has determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the current tax rules in effect in Peru, are not subject to income tax.

As of December 31, 2025, certain subsidiaries of the Group had tax loss carryforwards of S/128,609,000 (2024 S/92,998,000). These tax loss carryforwards do not expire, are related to subsidiaries that have a history of losses for some time and cannot be used to offset future taxable profits of other Group subsidiaries. No deferred tax assets have been recognized in relation to these tax loss carryforwards, since there are no possibilities of tax planning opportunities or other evidence of recovery in the near future.

For information purposes, in the year 2025, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/89,541,000 (2024: S/102,730,000), which should not be recognized in the consolidated financial statements as it is not expected to reverse in the foreseeable future and the Company is in control of such reversal.